Related Party Transactions (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Sep. 30, 2025	Nov. 07, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Shareholding ratio		7.10%
Hermman Limited [Member]
Related Party Transaction [Line Items]
Contract amount					$ 2,060,000
Signed Service Agreement [Member]
Related Party Transaction [Line Items]
Amortization expenses		$ 346,267
Signed Service Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amortization expenses		$ 453,650
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)	[1]	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Class B Ordinary Shares [Member] | Mr. Wu Zhihua [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)				5,000,000
Common stock, par value (in Dollars per share)				$ 0.00025
Price per share (in Dollars per share)				$ 0.2418

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).